PAINEWEBBER     STRATEGIC INCOME FUND

                RECENT PERFORMANCE RESULTS--(UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                07/31/95 01/31/95 07/31/94 ENDED 07/31/95 ENDED 07/31/95
------------------------------------------------------------------------
Class A Shares   $9.07    $8.60    $9.19        8.23%         10.30%
------------------------------------------------------------------------
Class B Shares    9.07     8.60     9.19        7.49           9.95
------------------------------------------------------------------------
Class D Shares    9.07     8.60     9.19        7.74          10.08
------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                       NET ASSET VALUE
                      ----------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED        BEGINNING  ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
------------------------------------------------------------------------------
02/07/94+ - 12/31/94   $10.00   $  8.56    $--           $0.5792       -8.76%
------------------------------------------------------------------------------
01/01/95 - 07/31/95      8.56      9.07      --           0.4693       11.69
------------------------------------------------------------------------------
                                Totals:    $0.0000       $1.0485
------------------------------------------------------------------------------
                                       CUMULATIVE TOTAL RETURN AS OF
                                                           07/31/95:    1.91%
------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                       NET ASSET VALUE
                      ----------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED        BEGINNING  ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
------------------------------------------------------------------------------
02/07/94+ - 12/31/94   $10.00   $  8.55    $--           $0.5242       -9.41%
------------------------------------------------------------------------------
01/01/95 - 07/31/95      8.55      9.07      --           0.4315       11.39
------------------------------------------------------------------------------
                                Totals:    $0.0000       $0.9557
------------------------------------------------------------------------------
                                       CUMULATIVE TOTAL RETURN AS OF
                                                           07/31/95:    0.91%
------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS D SHARES

                       NET ASSET VALUE
                      ----------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED        BEGINNING  ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
------------------------------------------------------------------------------
02/07/94+ - 12/31/94   $10.00   $  8.56    $--           $0.5424       -9.13%
------------------------------------------------------------------------------
01/01/95 - 07/31/95      8.56      9.07      --           0.4443       11.42
------------------------------------------------------------------------------
                                Totals:    $0.0000       $0.9867
------------------------------------------------------------------------------
                                       CUMULATIVE TOTAL RETURN AS OF
                                                           07/31/95:    1.25%
------------------------------------------------------------------------------

AVERAGE ANNUAL RETURN

                              % RETURN WITHOUT     % RETURN AFTER DEDUCTING
                                SALES CHARGE         MAXIMUM SALES CHARGE
                              ------------------  -----------------------------
                                   CLASS                    CLASS
                              ------------------  -----------------------------
                                A*    B**   D***        A*       B**      D***
-------------------------------------------------------------------------------
Twelve Months Ended 06/30/95  6.53%  5.79%  6.04%     2.31%     0.79%     6.04%
-------------------------------------------------------------------------------
Five Years Ended 06/30/95      N/A    N/A    N/A       N/A       N/A       N/A
-------------------------------------------------------------------------------
Commencement of Operations
 Through 06/30/95             0.02  -0.72  -0.49     -2.89     -3.61     -0.49
-------------------------------------------------------------------------------

1 Figures assume reinvestment of all dividends at net asset value on the payable dates, and do not include sales charges; results for Class A and B shares would be lower if sales charges were included.
* Maximum sales charge for Class A shares is 4.0% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Class D shares are sold without initial or contingent deferred sales charges but bear ongoing 12b-1 distribution and service fees.
+ Commencement of operations.

 The data above represents past performance of the Fund's shares, which is no guarantee of future results. The investment returns and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER     STRATEGIC INCOME FUND

                PORTFOLIO OF INVESTMENTS               JULY 31, 1995 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                     MATURITY           INTEREST
   (000)*                                      DATES              RATES               VALUE
 ---------                              -------------------- ----------------      -----------
 U.S. GOVERNMENT OBLIGATIONS - 1.34%
             United States Treasury
              Bills (cost -
   $  1,000    $999,708).............               08/03/95            5.260%++++ $   999,708
                                                                                   -----------
 GLOBAL DEBT SECURITIES - 34.95%
 Brazil - 2.34%
             Federal Republic of
 US$  4,000   Brazil.................               04/15/24            4.000(b)     1,745,000
                                                                                   -----------
 Finland - 2.01%
      6,000  Republic of Finland.....               03/15/04            9.500        1,497,323
                                                                                   -----------
 Germany - 10.13%
             Federal Republic of
     10,350   Germany................   01/22/96 to 01/04/24   6.250 to 8.875        7,558,238
                                                                                   -----------
 Mexico - 3.81%
             United Mexican
 US$  4,000   States(1)..............               12/31/19   6.969 to 7.188(b)     2,847,500
                                                                                   -----------
 Netherlands - 4.55%
             Government of
      4,700   Netherlands............               09/15/01            8.750        3,392,411
                                                                                   -----------
 New Zealand - 2.91%
             Government of New
      2,340   Zealand................               07/15/97           10.000        1,633,759
        740  International Bank of
              Reconstruction and
              Development(2).........               07/25/97           12.500          538,472
                                                                                   -----------
                                                                                     2,172,231
                                                                                   -----------
 Poland - 2.34%
 US$  3,000  Republic of Poland......               10/27/14            3.250(b)     1,743,750
                                                                                   -----------
 Spain - 4.28%
    371,000  Government of Spain.....   08/30/98 to 03/25/00 11.450 to 12.250        3,193,148
                                                                                   -----------
 United Kingdom - 2.58%
      1,000  United Kingdom Gilt.....               07/14/00           13.000        1,927,458
                                                                                   -----------
 Total Global Debt Securities (cost -
   $24,624,358)......................                                               26,077,059
                                                                                   -----------
 HIGH YIELD SECURITIES - 56.75%
 CORPORATE BONDS - 55.23%
 Aerospace - 1.74%
      1,500  GPA Holland BV**........               08/16/99            9.000        1,297,500
                                                                                   -----------
 Airlines - 0.50%
             USAfrica Airways,
        750#  Inc.++.................               05/31/99           12.000(a)       375,000
                                                                                   -----------
 Cable - 4.26%
      2,000# Australis Media.........               05/15/03           14.000+       1,140,000
      1,350  Insight Communications..               03/01/00           11.250+       1,363,500
      1,000  Marcus Cable Co.........               08/01/04           13.500+         676,250
                                                                                   -----------
                                                                                     3,179,750
                                                                                   -----------
 Communications - 2.34%
             PageMart Nationwide
        750#  Inc....................               02/01/05           15.000+         446,250
      2,000# Viatel Inc.**...........               01/15/05           15.000+       1,300,000
                                                                                   -----------
                                                                                     1,746,250
                                                                                   -----------

PAINEWEBBER     STRATEGIC INCOME FUND

                PORTFOLIO OF INVESTMENTS (CONTINUED)   JULY 31, 1995 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                       MATURITY INTEREST
   (000)                                         DATE     RATE         VALUE
 ---------                                     -------- --------    -----------
 HIGH YIELD SECURITIES - (CONTINUED)
 CORPORATE BONDS - (CONTINUED)
 Consumer Manufacturing - 3.76%
  $1,000   Apparel Ventures, Inc............   12/31/00   12.250%   $   870,000
     873   Chattem Inc......................   06/15/04   12.750        847,101
   2,000   Icon Health & Fitness............   11/15/04   15.000+     1,090,000
                                                                    -----------
                                                                      2,807,101
                                                                    -----------
 Energy - 5.18%
   1,000   Kelley Oil & Gas.................   06/15/99   13.500        980,000
   1,000   Santa Fe Energy..................   05/15/04   11.000      1,080,000
   1,750   TransTexas Gas...................   06/15/02   11.500      1,806,875
                                                                    -----------
                                                                      3,866,875
                                                                    -----------
 Financial Services - 1.11%
   1,000   Imperial Credit Industries.......   01/15/04    9.750        825,000
                                                                    -----------
 Food & Beverage - 4.05%
   1,000   Flagstar.........................   11/01/04   11.250        835,000
   3,000   Iowa Select Farms++..............   02/15/04   17.250+     1,149,820
           Specialty Equipment Companies
   1,000    Inc.............................   12/01/03   11.375      1,040,000
                                                                    -----------
                                                                      3,024,820
                                                                    -----------
 Gaming - 6.49%
   1,106   Grand Palais Casino, Inc.++......   11/01/97   18.250      1,105,952
   3,469   Hemmeter Enterprises**...........   12/15/00   12.000      1,456,792
   2,000   PRT Funding Inc..................   04/15/04   11.625      1,780,000
   2,000#  Sam Houston Race Park............   07/15/99   11.750(a)     500,000
                                                                    -----------
                                                                      4,842,744
                                                                    -----------
 General Industrial - 5.10%
   1,000   Alpine Group**...................   07/15/03   12.250        915,000
     940   Empresa Moderna..................   11/12/97   10.250        902,400
   1,000   Kindercare Learning Centers......   06/01/01   10.375      1,025,000
   1,000   Poindexter JB Inc................   05/15/04   12.500        965,000
                                                                    -----------
                                                                      3,807,400
                                                                    -----------
 Homebuilding - 3.08%
   1,000   Inter City Products Corp.........   03/01/00    9.750        860,000
     850   MDC Holdings Corp................   12/15/03   11.125        769,250
     750   Peters JM Inc....................   05/01/02   12.750        667,500
                                                                    -----------
                                                                      2,296,750
                                                                    -----------
 Media - 2.90%
   2,000   Affiliated Newspaper.............   07/01/06   13.250+     1,120,000
   1,000   KIII Communications Corp.........   06/01/04   10.250      1,045,000
                                                                    -----------
                                                                      2,165,000
                                                                    -----------
 Packaging - 3.73%
   1,000#  Data Documents, Inc..............   07/15/02   13.500      1,027,500
   1,000   Doman Industries Ltd.............   03/15/04    8.750        970,000
     900   Grupo Industrial Durango S.A.....   07/15/01   12.000        783,000
                                                                    -----------
                                                                      2,780,500
                                                                    -----------

PAINEWEBBER     STRATEGIC INCOME FUND

                PORTFOLIO OF INVESTMENTS (CONTINUED)   JULY 31, 1995 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                          MATURITY INTEREST
   (000)                                            DATE     RATE       VALUE
 ---------                                        -------- --------  -----------
 HIGH YIELD SECURITIES - (CONCLUDED)
 CORPORATE BONDS - (CONCLUDED)
 Retail - 5.04%
  $1,000   Pamida Inc..........................   03/15/03   11.750% $   890,000
    2,000  Petro PSC Properties................   06/01/02   12.500    2,010,000
    1,000  Wickes Lumber Co....................   12/15/03   11.625      860,000
                                                                     -----------
                                                                       3,760,000
                                                                     -----------
 Supermarkets & Drugstores - 1.16%
    1,200  Di Giorgio Corp.....................   02/15/03   12.000      864,000
                                                                     -----------
 Transport Non-Air - 4.79%
    1,000  Gearbulk Holding....................   12/01/04   11.250    1,050,000
    1,000  TNT Transport.......................   04/15/04   11.500    1,035,000
    1,500  Viking Star.........................   07/15/03    9.625    1,488,750
                                                                     -----------
                                                                       3,573,750
                                                                     -----------
 Total Corporate Bonds (cost - $44,739,291).....                      41,212,440
                                                                     -----------
  NUMBER
    OF
  SHARES
  ------
 COMMON STOCK (A) - 0.08%
 Media - 0.08%
    2,000  Affiliated Newspaper (cost - $41,860)..................        60,000
                                                                     -----------
  NUMBER
    OF
 WARRANTS
 --------
 WARRANTS (A) - 1.44%
 Communications - 0.03%
    2,625  PageMart Nationwide Inc................................        22,313
                                                                     -----------
 Consumer Manufacturing - 0.25%
    1,000  AVI Holdings Inc.......................................        45,000
    1,000  Chattem Inc............................................         4,500
    2,000  Icon Health & Fitness..................................       140,000
                                                                     -----------
                                                                         189,500
                                                                     -----------
 Food & Beverage - 0.33%
   30,000  Iowa Select Farms++....................................       243,240
                                                                     -----------
 Gaming - 0.73%
  238,235  Grand Palais Casino, Inc.++............................       540,882
                                                                     -----------
 Homebuilding - 0.01%
    7,900  Peters JM Inc..........................................         5,925
                                                                     -----------
 Retail - 0.09%
    2,000  Petro PSC Properties...................................        70,000
                                                                     -----------
 Total Warrants (cost - $388,355).................................     1,071,860
                                                                     -----------
 Total High Yield Securities (cost - $45,169,506).................    42,344,300
                                                                     -----------

PAINEWEBBER     STRATEGIC INCOME FUND

                PORTFOLIO OF INVESTMENTS (CONCLUDED)   JULY 31, 1995 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                        MATURITY INTEREST
   (000)                                          DATE     RATE       VALUE
 ---------                                      -------- --------  -----------
 REPURCHASE AGREEMENT - 2.90%
  $2,163   Repurchase Agreement dated
            07/31/95, with First Chicago
            Capital Markets, collateralized
            by $2,130,000 U.S. Treasury
            Notes, 6.750% due 02/28/97;
            proceeds: $2,163,348 (cost -
             $2,163,000).....................   08/01/95    5.800% $ 2,163,000
                                                                   -----------
 Total Investments (cost - $72,956,572)-
  95.94%......................................                      71,584,067
 Other assets in excess of liabilities-4.06%..                       3,030,000
                                                                   -----------
 Net Assets-100.00%...........................                     $74,614,067
                                                                   ===========

-------
Note: The global debt section of the portfolio of investments is listed by the issuer's country of origin.
*Global debt securities are in local currency unless otherwise indicated.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a)Non-income producing security.
(b)Reflects rate at July 31, 1995 on step coupon rate instruments.
 # Security represents a unit which is composed of the stated bond with attached warrants or common stock.
 +Denotes a step-up bond or a zero coupon bond that converts to the noted fixed rate at a designated future date.
(1)With an additional 6,153,000 recoverable rights attached maturing on 06/30/03 with no market value.
(2)"Supranational" security denominated in New Zealand Dollars.
 ++Illiquid securities representing 4.8% of portfolio assets.
++++Yield to maturity for discounted securities.

FORWARD FOREIGN CURRENCY CONTRACTS

                         CONTRACT TO IN EXCHANGE                        UNREALIZED
                           DELIVER       FOR         MATURITY DATE     DEPRECIATION
                         ----------- ------------ -------------------- ------------
British Pounds..........   1,100,000 US$1,750,155 09/12/95 to 10/10/95   $ 5,846
German Deutchemarks.....   5,353,800 US$3,859,441             09/29/95    11,569
Spanish Pesetas......... 393,025,000 US$3,227,574 08/10/95 to 08/21/95    65,163
                                                                         -------
                                                                         $82,578
                                                                         =======

PAINEWEBBER     STRATEGIC INCOME FUND

                STATEMENT OF ASSETS AND LIABILITIES    JULY 31, 1995 (UNAUDITED)

Assets
Investments in securities, at value (cost - $72,956,572)......... $71,584,067
Cash denominated in foreign currencies (cost - $320,496).........     326,180
Interest receivable..............................................   1,772,190
Receivable for investments sold..................................   1,046,842
Receivable for shares of beneficial interest sold................      58,146
Deferred organization costs......................................     211,233
Other assets.....................................................      22,113
                                                                  -----------
    Total assets.................................................  75,020,771
                                                                  -----------
Liabilities
Payable for shares of beneficial interest repurchased............     177,176
Unrealized depreciation on forward foreign currency contracts....      82,578
Payable to affiliates............................................      99,833
Accrued expenses and other liabilities...........................      47,117
                                                                  -----------
    Total liabilities............................................     406,704
                                                                  -----------
Net Assets
Beneficial interest shares of $0.001 par value outstanding
 (unlimited amount authorized)...................................  83,406,478
Undistributed net investment income..............................      30,684
Accumulated net realized losses from investment and foreign
 currency transactions...........................................  (7,381,414)
Net unrealized depreciation of investments, other assets,
 liabilities and forward contracts denominated in foreign
 currencies......................................................  (1,441,681)
                                                                  -----------
Net assets....................................................... $74,614,067
                                                                  ===========
Class A:
Net assets....................................................... $10,094,649
                                                                  -----------
Shares outstanding...............................................   1,112,695
                                                                  -----------
Net asset and redemption value per share.........................       $9.07
                                                                        =====
Maximum offering price per share (net asset value plus sales
 charge of 4.00% of offering price)..............................       $9.45
                                                                        =====
Class B:
Net assets....................................................... $43,201,573
                                                                  -----------
Shares outstanding...............................................   4,765,303
                                                                  -----------
Net asset value and offering price per share.....................       $9.07
                                                                        =====
Class D:
Net assets....................................................... $21,317,845
                                                                  -----------
Shares outstanding...............................................   2,350,623
                                                                  -----------
Net asset value, offering price and redemption value per share...       $9.07
                                                                        =====

                 See accompanying notes to financial statements

PAINEWEBBER     STRATEGIC INCOME FUND

                STATEMENT OF OPERATIONS
                              FOR THE SIX MONTHS ENDED JULY 31, 1995 (UNAUDITED)

Investment Income:
Interest...........................................................  $ 3,801,472
                                                                     -----------
Expenses:
Investment advisory and administration.............................      273,135
Service fees - Class A.............................................       13,297
Service and distribution fees - Class B............................      204,507
Service and distribution fees - Class D............................       79,866
Custody and accounting.............................................       49,377
Transfer agency and service fees...................................       36,103
Legal and audit....................................................       35,586
Reports and notices to shareholders................................       34,006
State registration.................................................       30,514
Amortization of organizational expenses............................       29,641
Trustees' fees.....................................................        1,375
Other expenses.....................................................        8,203
                                                                     -----------
                                                                         795,610
                                                                     -----------
Net investment income..............................................    3,005,862
                                                                     -----------
Realized and unrealized gains (losses) from investment activities:
Net realized gains (losses) from:
 Investment transactions...........................................   (1,256,298)
 Foreign currency transactions.....................................      457,588
Net change in unrealized appreciation/depreciation of:
 Investments.......................................................    4,930,746
 Other assets, liabilities and forward contracts denominated in
  foreign currencies...............................................     (115,951)
                                                                     -----------
Net realized and unrealized gains from investment activities.......    4,016,085
                                                                     -----------
Net increase in net assets resulting from operations...............  $ 7,021,947
                                                                     ===========

                 See accompanying notes to financial statements

PAINEWEBBER     STRATEGIC INCOME FUND

                STATEMENT OF CHANGES IN NET ASSETS

                                                FOR THE SIX    FOR THE PERIOD
                                               MONTHS ENDED   FEBRUARY 7, 1994+
                                               JULY 31, 1995       THROUGH
                                                (UNAUDITED)   JANUARY 31, 1995
                                               -------------  -----------------
From operations:
Net investment income......................... $  3,005,862     $  6,126,030
Net realized losses from investment
 transactions.................................   (1,256,298)      (6,582,704)
Net realized gains (losses) from foreign
 currency transactions........................      457,588         (524,965)
Net change in unrealized
 appreciation/depreciation of investments.....    4,930,746       (6,303,251)
Net change in unrealized
 appreciation/depreciation of other assets.
 liabilities and forward contracts denominated
 in foreign currencies........................     (115,951)          46,775
                                               ------------     ------------
Net increase (decrease) in net assets
 resulting from operations....................    7,021,947       (7,238,115)
                                               ------------     ------------
Dividends and distributions to shareholders
 from:
Net investment income - Class A...............     (487,764)        (948,784)
Net investment income - Class B...............   (1,709,553)      (2,794,312)
Net investment income - Class D...............     (919,932)      (1,715,898)
                                               ------------     ------------
                                                 (3,117,249)      (5,458,994)
                                               ------------     ------------
From beneficial interest transactions:
Net proceeds from the sale of shares..........    8,948,917      126,493,961
Cost of shares repurchased....................  (12,984,892)     (43,919,018)
Proceeds from dividends reinvested............    1,678,102        3,189,378
                                               ------------     ------------
Net increase (decrease) in net assets from
 beneficial interest transactions.............   (2,357,873)      85,764,321
                                               ------------     ------------
Net increase in net assets....................    1,546,825       73,067,212
Net assets:
Beginning of period...........................   73,067,242               30
                                               ------------     ------------
End of period (including undistributed net
 investment income of $30,684 and $142,071,
 respectively)................................ $ 74,614,067     $ 73,067,242
                                               ============     ============

-------
+ Commencement of operations.

                 See accompanying notes to financial statements

PAINEWEBBER     NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Securities Trust ("Trust") was organized under Massachusetts law by a Declaration of Trust dated December 3, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company. The Trust is a series mutual fund with two funds: PaineWebber Strategic Income Fund (the "Fund") and PaineWebber Small Cap Value Fund. The financial statements of PaineWebber Small Cap Value Fund are not included herein.

Organizational Matters - Prior to commencing its operations, the Fund had no activities other than organizational matters and activities related to the initial public offering and the issuance, at net asset value, of 1 Class A share, 1 Class B share and 1 Class D share of the Fund to Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Fund. Costs of $300,000 incurred by the Fund in connection with its organization and the registration of its shares have been deferred and are being amortized using the straight-line method over a period not to exceed 60 months from the commencement of operations.

On February 7, 1994, the Fund commenced operations for Classes A, B and D shares. Each Class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its distribution plan.

Valuation of Investments - Securities which are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by Mitchell Hutchins as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last trade price on NASDAQ prior to the time of valuation; other OTC securities are valued at the last bid price available in the OTC market prior to the time of valuation. The amortized cost method of valuation is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities or currency exchange rates occurred during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust's board of trustees.

Investment Transactions and Investment Income - Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Foreign Currency Translation - The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

  (1) market value of investment securities, other assets and liabilities - at the exchange rates prevailing at the end of the period.

  (2) purchases and sales of investment securities, income and expenses - at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values of the Fund are presented at the foreign exchange rates at the close of the period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to federal income tax regulations. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency.

The Fund has no specific limitation on the percentage of assets which may be committed to such contracts. The Fund may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund maintains cash, U.S. government securities or liquid, high-grade debt securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have matured.

Repurchase Agreements - The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

Federal Tax Status - The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

INVESTMENT ADVISER AND ADMINISTRATOR

The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.75% of the Fund's average daily net assets. At July 31, 1995, the Fund owed Mitchell Hutchins $46,776 in investment advisory and administration fees.

In compliance with applicable state securities laws, Mitchell Hutchins will reimburse the Fund if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, distribution fees, interest, brokerage fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation applicable to the Fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the six months ended July 31, 1995, no reimbursements were required pursuant to the above limitation for the Fund.

DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class D shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of each Class of shares and monthly distribution fees at an annual rate of 0.75% and 0.50% of the average daily net assets of Class B shares and Class D shares, respectively. At July 31, 1995, the Fund owed Mitchell Hutchins $51,398 in service and distribution fees.

Mitchell Hutchins also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class B shares. Mitchell Hutchins has informed the Fund that for the six months ended July 31, 1995, it earned the following amounts in sales charges:

Initial sales charges--Class A.......................................... $5,121
Contingent deferred sales charges--Class B.............................. $1,738

TRANSFER AGENCY SERVICE FEES

The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services for the six months ended July 31, 1995, PaineWebber earned $10,154 in transfer agency service fees from the Fund. At July 31, 1995, the Fund owed PaineWebber $1,659 for shareholder service fees.

INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at July 31, 1995 was substantially the same as the cost of securities for financial statement purposes.

At July 31, 1995, the components of the net unrealized depreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)............................................................  $ 3,217,712
Gross depreciation (investments having an excess of cost over val-
 ue)..............................................................   (4,590,217)
                                                                    -----------
Net unrealized depreciation of investments........................  $(1,372,505)
                                                                    ===========

For the six months ended July 31, 1995, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases........................................................... $32,824,033
Sales............................................................... $36,543,449

FEDERAL INCOME TAX STATUS

At January 31, 1995, the Fund had a net capital loss carryforward of $5,396,301. This loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains and will expire January 31, 2003.

In accordance with Treasury Regulations, the Fund has elected to defer realized foreign currency losses of $90,575 and capital losses of $1,186,403 arising after October 31, 1994. Such losses have been treated for tax purposes as arising on February 1, 1995.

PAINEWEBBER     NOTES TO FINANCIAL STATEMENTS - (CONCLUDED)


SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                  CLASS A                   CLASS B                   CLASS D
                          ------------------------  ------------------------  ------------------------
                            SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                          ----------  ------------  ----------  ------------  ----------  ------------
SIX MONTHS ENDED
 JULY 31, 1995:
Shares sold.............      63,471  $    565,738     684,082  $  6,107,444     255,268  $  2,275,735
Shares repurchased......    (273,429)   (2,434,347)   (747,575)   (6,643,710)   (438,493)   (3,906,835)
Dividends reinvested in
 additional Fund shares.      26,872       238,891      93,816       833,973      68,075       605,238
                          ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease).    (183,086) $ (1,629,718)     30,323  $    297,707    (115,150) $ (1,025,862)
                          ==========  ============  ==========  ============  ==========  ============
FOR THE PERIOD
 FEBRUARY 7, 1994+ TO
 JANUARY 31, 1995:
Shares sold.............   2,333,544  $ 22,940,929   6,519,288  $ 63,804,943   4,030,417  $ 39,748,089
Shares repurchased......  (1,096,175)  (10,208,741) (1,947,474)  (18,003,645) (1,697,257)  (15,706,632)
Dividends reinvested in
 additional Fund shares.      58,411       527,913     163,165     1,466,553     132,612     1,194,912
                          ----------  ------------  ----------  ------------  ----------  ------------
Net increase............   1,295,780  $ 13,260,101   4,734,979  $ 47,267,851   2,465,772  $ 25,236,369
                          ==========  ============  ==========  ============  ==========  ============

-------------
+ Commencement of operations.

PAINEWEBBER     STRATEGIC INCOME FUND


                FINANCIAL HIGHLIGHTS

                SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                      CLASS A                         CLASS B                         CLASS D
                          ------------------------------- ------------------------------- -------------------------------
                           For the Six   For the Period    For the Six   For the Period    For the Six   For the Period
                          Months Ended  February 7, 1994+ Months Ended  February 7, 1994+ Months Ended  February 7, 1994+
                          July 31, 1995      through      July 31, 1995      through      July 31, 1995      through
                           (unaudited)  January 31, 1995   (unaudited)  January 31, 1995   (unaudited)  January 31, 1995
                          ------------- ----------------- ------------- ----------------- ------------- -----------------
Net asset value,
 beginning
 of period..............       $8.60          $10.00           $8.60          $10.00           $8.60          $10.00
                             -------         -------         -------         -------         -------         -------
Net increase (decrease)
 from investment
 operations:
Net investment income...        0.39            0.74            0.37            0.66            0.37            0.69
Net realized and
 unrealized gains
 (losses) from
 investment and foreign
 currency transactions..        0.48           (1.49)           0.47           (1.47)           0.48           (1.48)
                             -------         -------         -------         -------         -------         -------
Net increase (decrease)
 in net asset value
 resulting from
 investment operations..        0.87           (0.75)           0.84           (0.81)           0.85           (0.79)
                             -------         -------         -------         -------         -------         -------
Less distributions:
Dividends from net
 investment income......       (0.40)          (0.65)          (0.37)          (0.59)          (0.38)          (0.61)
                             -------         -------         -------         -------         -------         -------
Net asset value, end
 of period..............       $9.07           $8.60           $9.07           $8.60           $9.07           $8.60
                             =======         =======         =======         =======         =======         =======
Total investment
return (1)..............       10.30%          (7.61)%          9.95%          (8.22)%         10.08%          (8.02)%
                             =======         =======         =======         =======         =======         =======
Ratios/Supplemental
Data:
Net assets, end of
 period (000's omitted).     $10,095         $11,148         $43,202         $40,710         $21,318         $21,208
Ratio of expenses to
 average net assets*....        1.62%           1.49%           2.37%           2.24%           2.12%           1.98%
Ratio of net investment
 income to average net
 assets*................        8.80%           8.06%           8.08%           7.46%           8.32%           7.62%
Portfolio turnover rate.          49%            117%             49%            117%             49%            117%
---------------------

 + Commencement of operations.
 * Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of the period. The figures do not include sales charges; results for Class A and Class B shares would be lower if sales charges were included. Total investment returns have not been annualized.

PAINEWEBBER     STRATEGIC INCOME FUND


SHAREHOLDER INFORMATION

A special meeting of shareholders of PaineWebber Strategic Income Fund ("Fund") a series of PaineWebber Securities Trust, was held on May 18, 1995. At the meeting Richard Q. Armstrong, E. Garret Bewkes, Jr., Richard R. Burt, John R. Torell III and William D. White were elected as trustees to serve for an indefinite term, or until their successors are elected and qualified. The selection of Price Waterhouse LLP as the Fund's independent accountants was ratified.

The votes were as follows:

                                                     SHARES         SHARES
                                                    VOTED FOR WITHHOLD AUTHORITY
                                                    --------- ------------------
Richard Q. Armstrong............................... 4,178,690      129,621
E. Garret Bewkes, Jr. ............................. 4,163,348      144,964
Richard R. Burt.................................... 4,180,554      127,757
John R. Torell III................................. 4,178,690      129,621
William D. White................................... 4,168,602      139,710

                                      SHARES      SHARES           SHARES
                                     VOTED FOR VOTED AGAINST WITHHOLD AUTHORITY
                                     --------- ------------- ------------------
Ratification of the selection of
 Price Waterhouse LLP............... 4,220,098    11,883           76,329

Broker non-votes and abstentions are included within the "Shares Withhold Authority" totals.